Financial assets and liabilities held for trading (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Held For Trading Maturity [Abstract]
Maturity of up to one year	R$ 31,617,538	R$ 35,002,911
Maturity of one to five years	146,527,365	134,589,655
Maturity of five to 10 years	53,763,561	29,299,698
Maturity of over 10 years	2,409,723	6,537,358
Maturity not stated	7,391,854	7,710,224
Total	R$ 241,710,041	R$ 213,139,846